INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2025
INCOME TAX
Schedule reconciliation of income taxes at statutory rates

	Years ended June 30,
	2025	2024
Canadian statutory tax rate	27.00%	27.00%

Loss before income taxes	$(3,780,222)	$(6,027,278)

Income tax recovery computed at Canadian statutory rates	(1,020,659)	(1,627,363)
Foreign tax rates different from statutory rate	(69,866)	288,448
Permanent items and other	583,296	679,229
Change in unrecognized deferred tax assets	507,229	659,686
	—	—

Schedule of deductible temporary differences and unused tax loss

	June 30, 2025	June 30, 2024
Non-capital loss carry forward	$16,212,219	$13,414,430
Capital loss carry forward	18,622,526	18,562,659
Proerpty, plant and equipment	248,417	230,519
Equity investments	337,682	333,904
Share issuance cost	857,623	1,139,821
	36,278,467	33,681,333

Schedule of net operating losses expiring various years

	Canada	Bolivia
2026	—	763,735
2027	—	1,312,466
2028	—	1,787,409
2029	—	1,928,247
2030	—	661,949
2031	—	—
2032	—	—
2033	—	—
2034	—	—
2035	—	—
2036	—	—
2037	—	—
2038	—	—
2039	—	—
2040	—	—
2041	—	—
2042	—	—
2043	3,719,705	—
2044	3,060,740	—
2045	2,977,968	—
	$9,758,413	$6,453,806